Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Treasury Shares	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2021	€ 22,454	€ 1,728,658	€ (5,817)	€ (1,056,785)	€ (34)	€ 688,476
Net profit / (loss)				(249,029)		(249,029)
Other comprehensive income (loss)					(105)	(105)
Total comprehensive income (loss)				(249,029)	(105)	(249,134)
Share-based payment expense		7,539				7,539
Issuance of share capital (net of transaction costs)	829	65,552				66,381
Share issuances and contingent consideration from business combination	103	18,978				19,081
Exercise of options / Settlement of share-based payment awards	14	(3,440)	4,336			910
Balance at the end at Dec. 31, 2022	23,400	1,817,287	(1,481)	(1,305,814)	(139)	533,253
Net profit / (loss)				(260,167)		(260,167)
Other comprehensive income (loss)					72	72
Total comprehensive income (loss)				(260,167)	72	(260,095)
Share-based payment expense		7,697				7,697
Issuance of share capital (net of transaction costs)	3,453	232,387				235,840
Settlement of share-based payment awards	26	(1,261)	€ 1,481			246
Balance at the end at Dec. 31, 2023	26,879	2,056,110		(1,565,981)	(67)	516,941
Net profit / (loss)				162,186		162,186
Other comprehensive income (loss)					105	105
Total comprehensive income (loss)				162,186	105	162,291
Share-based payment expense		4,121				4,121
Realized tax benefits on transaction costs of prior years		13,386				13,386
Settlement of share-based payment awards	42	(173)				(131)
Balance at the end at Dec. 31, 2024	€ 26,921	€ 2,073,444		€ (1,403,796)	€ 39	€ 696,608